Group information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 17, 2022
Aguada Federal and Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of voting equity interests acquired		50.00%
Borrowings, face value	$ 77,000
Consideration transferred, acquisition-date fair value	140,000
Cash transferred	90,000
Liabilities incurred	50,000
Cash transferred per installment	6,250
Present value of consideration payable	23,880
Acquisitions through business combinations, property, plant and equipment	$ 68,743
Farmout agreement II [Member] | Trafigura [Member]
Corporate and Company information [Line Items]
Percentage of contractual rights	25
Percentage of investment costs	25
Payment for each tied in wall	$ 1,700
Aggregate payment for tied in wall	$ 6,800
Bajada del Palo Oeste [Member] | Farmout agreement II [Member]
Corporate and Company information [Line Items]
Percentage of contractual rights	75
Percentage of investment costs	75
Ownership percentage	100.00%
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	84.62%
Neuquen Basin Argentina [Member] | Baja del Palo Oeste and Bajada del Palo Este [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	90.00%
Neuquen Basin Argentina [Member] | Aguada Federal [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Neuquen Basin Argentina [Member] | Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	1.50%
Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%